Headline earnings	6 Months Ended
Jun. 30, 2024
Disclosure of earnings per share [Notes] [Abstract]
Headline earnings	Headline earnings (1)

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	311	(39)
Impairment on tangible assets and right of use assets	—	92
Taxation on impairment of tangible assets and right of use assets	—	(21)
Derecognition of assets	—	38
Taxation on derecognition of assets	—	(6)
(Profit) loss on disposal of tangible assets	1	(4)
Impairment (reversal) on equity-accounted investments	1	1
Headline earnings (loss)	313	61

Headline earnings (loss) per ordinary share (US cents) (2)	74	14
Diluted headline earnings (loss) per ordinary share (US cents) (3)	74	14

(1) The financial measures “headline earnings (loss)” and “headline earnings (loss) per share” are not calculated in accordance with IFRS Accounting
Standards, but in accordance with the Headline Earnings Circular 1/2023, issued by the South African Institute of Chartered Accountants (SAICA), at the
request of the Johannesburg Stock Exchange Limited (JSE). These measures are required to be disclosed by the JSE Listings Requirements and therefore do not constitute Non-GAAP financial measures for purposes of the rules and regulations of the US Securities and Exchange Commission (“SEC”)
applicable to the use and disclosure of Non-GAAP financial measures.

(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Weighted average number of ordinary shares	421,603,201	420,818,545
Dilutive potential of share options	522,570	—
Dilutive weighted average number of ordinary shares	422,125,771	420,818,545